Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 13,951	$ 12,602
Revenue from contract with customer benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	100.00%	100.00%
Revenue from contract with customer benchmark | Revenue Recognition Timing Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	100.00%	100.00%
Revenue from contract with customer benchmark | Segment Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	100.00%	100.00%
Autonomy Solutions
Disaggregation of Revenue [Line Items]
Revenue	$ 11,387	$ 9,666
Autonomy Solutions | Revenue from contract with customer benchmark | Segment Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	82.00%	77.00%
Component Sales
Disaggregation of Revenue [Line Items]
Revenue	$ 2,564	$ 2,936
Component Sales | Revenue from contract with customer benchmark | Segment Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	18.00%	23.00%
Recognized at a point in time
Disaggregation of Revenue [Line Items]
Revenue	$ 2,639	$ 9,666
Recognized at a point in time | Revenue from contract with customer benchmark | Revenue Recognition Timing Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	19.00%	77.00%
Recognized over time
Disaggregation of Revenue [Line Items]
Revenue	$ 11,312	$ 2,936
Recognized over time | Revenue from contract with customer benchmark | Revenue Recognition Timing Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	81.00%	23.00%
North America
Disaggregation of Revenue [Line Items]
Revenue	$ 4,010	$ 10,453
North America | Revenue from contract with customer benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	29.00%	83.00%
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue	$ 906	$ 469
Asia Pacific | Revenue from contract with customer benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	6.00%	4.00%
Europe and Middle East
Disaggregation of Revenue [Line Items]
Revenue	$ 9,035	$ 1,680
Europe and Middle East | Revenue from contract with customer benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Percentage of revenue (as percent)	65.00%	13.00%